UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period August 27, 2026 to September 30, 2026

Date of Report (Date of earliest event reported): October 13, 2026

Commission File Number of securitizer:     Not Applicable

Central Index Key Number of securitizer:     0002140341

CL-LM Residential Holdings 1, LLC

Lauren Sullivan

Telephone (917) 229-5327

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Annual Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), CL-LM Residential Holdings 1, LLC has indicated by check mark that there is no activity to report for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CL-LM Residential Holdings 1, LLC
(Securitizer)

By:	/s/ Kelli Sallemi
Name:	Kelli Sallemi
Title:	Vice President

Date:	October 13, 2026